Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 2.0	$ 88.2
Canada [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	80.0	75.4
Ghana [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	$ 7.0	$ 0.0